PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Defined Benefit Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	$ 1,194	$ 1,096	$ 1,237
Administration expenses	379	422	611
Net interest expense	484	621	920
Net costs recognized in the statement of consolidated earnings	2,057	2,139	2,768
Pension plans
Disclosure of defined benefit plans [line items]
Current service cost	1,132	1,036	1,193
Administration expenses	379	422	611
Net interest expense	404	515	814
Net costs recognized in the statement of consolidated earnings	1,915	1,973	2,618
Other plans
Disclosure of defined benefit plans [line items]
Current service cost	62	60	44
Administration expenses	0	0	0
Net interest expense	80	106	106
Net costs recognized in the statement of consolidated earnings	$ 142	$ 166	$ 150